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                         UNITED STATES                OMB APPROVAL
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              SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                    Washington, D.C. 20549            Expires:  August 31, 2000
                                                      Estimated average burden
                          FORM 24F-2                  hours per response.......1
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               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.

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1.   Name and address of issuer:
                       Forum Funds
                       Two Portland Square
                       Portland, Maine 04101


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                       Daily Assets Treasury Obligations Fund
                       Daily Assets Government Fund
                       Daily Assets Government Obligations Fund
                       Daily Assets Cash Fund
                       Daily Assets Municipal Fund



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3.    Investment Company Act File Number:    811-3023

      Securities Act File Number:            2-67052



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4(a). Last day of fiscal year for which this Form is filed:

                        August 31, 1999



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4(b).[ ] Check  box if  this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c).[ ] Check  box if this is the last  time the  issuer  will be  filing  this
     Form.



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5. Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):              $1,498,640,953
                                                             -------------------

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:                 $1,420,523,594
                                                             -------------------

     (iii)    Aggregate price of securities  redeemed or
              repurchased  during any prior  fiscal  year
              ending no earlier  than  October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:                                 $0
                                                             -------------------

     (iv)     Total available redemption credits [add Items     - $1,420,523,594
              5(ii) and 5(iii)].                             -------------------

     (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                  $78,117,359
                                                             -------------------

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     (vi)     Redemption credits available for use in future                  $0
              years -- if Item 5(i) is less than Item 5(iv) ------------------- [subtract Item 5(iv) from Item 5(i)]:
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     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                 x        .000278
                                                             -------------------

     (viii)   Registration fee due [multiply Item 5(v) by Item
              5(vii)]  (enter "0" if no fee is due):            =        $21,717
                                                             ===================

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6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                         -----------------------
                                                        +                     $0
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                         -----------------------
                                                        =                $21,717
                                                         -----------------------



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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: November 24, 1999

     Method of Delivery:
                                [X] Wire Transfer
                                [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/   Don L. Evans
                                      ------------------------------------
                                            Don L. Evans
                                            Assistant Secretary

Date:  November 29, 1999

    *Please print the name and title of the signing officer below the signature.




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